UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Tax-Free Colorado Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 98.07%
Education Revenue Bonds – 16.36%
Boulder County Development Revenue (University Corporation for Atmospheric Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$1,036,320
5.00% 9/1/35 (AMBAC)	2,000,000	2,079,220
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,451,274
(Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)	1,000,000	1,033,890
(Liberty Common Charter School Project) 5.125% 12/1/33 (XLCA)	2,740,000	2,854,066
(Montessori Districts Charter School Projects) 6.125% 7/15/32	5,590,000	5,795,376
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	2,237,422
(Regis University Project) 5.00% 6/1/22 (RADIAN)	1,820,000	1,877,985
(Renaissance Charter School Project) 6.75% 6/1/29	2,000,000	1,934,520
(University of Northern Colorado Student Housing Project) Series A 5.125% 7/1/37 (MBIA)	7,500,000	7,754,699
(Woodrow Wilson Charter School Project) Series A 5.25% 12/1/34 (XLCA)	1,960,000	2,086,381
Colorado School Mines Auxiliary Facilities Revenue 5.00% 12/1/37 (AMBAC)	3,130,000	3,248,721
Colorado State Board of Governors University Enterprise System Revenue Series B
5.00% 3/1/35 (AMBAC)	2,000,000	2,075,680
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30 (AMBAC)	3,155,000	3,317,199
Series A Refunding 5.375% 6/1/26	1,000,000	1,044,350
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	3,750,000	3,866,513
		44,693,616
Electric Revenue Bonds – 2.45%
Colorado Springs Utilities Revenue Series A 5.00% 11/15/29	5,000,000	5,133,300
Puerto Rico Electric Power Authority Revenue Series TT 5.00% 7/1/37	1,500,000	1,557,120
		6,690,420
Escrowed to Maturity Bonds – 2.20%
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Series A 5.50% 3/1/32	5,000,000	5,334,550
Galleria Metropolitan District 7.25% 12/1/09	645,000	669,826
		6,004,376
Health Care Revenue Bonds – 14.29%
Colorado Health Facilities Authority Revenue
•(Adventist Health Project) Series D 5.25% 11/15/35	4,000,000	4,164,760
(Catholic Health Initiatives) Series A 4.75% 9/1/40	3,000,000	2,944,170
(Christian Living Community Project) Series A 5.75% 1/1/37	1,500,000	1,568,595
(Covenant Retirement Communities) Series A 5.50% 12/1/33 (RADIAN)	5,000,000	5,284,849
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,019,500
Series A 5.25% 6/1/34	2,750,000	2,822,023
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,017,850
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,259,200
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,648,576
Delta County Memorial Hospital District Enterprise Revenue 5.35% 9/1/17	4,000,000	4,112,480
Denver Health & Hospital Authority Healthcare Revenue Series A 4.75% 12/1/36	2,500,000	2,387,425
Mesa County Residential Care Facilities Mortgage Revenue (Hilltop Community Resources)
Series A 5.375% 12/1/28 (RADIAN)	2,000,000	2,096,840
University of Colorado Hospital Authority Revenue Series A 5.00% 11/15/37	1,690,000	1,702,574
		39,028,842
Housing Revenue Bonds – 1.40%
Colorado Housing & Finance Authority Revenue (Multifamily Housing Insured Mortgage)
Series A-3 6.25% 10/1/26 (FHA)	140,000	143,160
Series C-3 6.15% 10/1/41	1,590,000	1,640,594
Denver City & County Multifamily Federal Housing Authority Revenue
(Insured Mortgage Loan - Garden Court) 5.40% 7/1/39 (FHA)	2,000,000	2,036,620
		3,820,374
Lease Revenue Bonds – 4.53%
Colorado Educational & Cultural National Conference of State Legislatures Office Building
Facilities Authority Revenue 5.25% 6/1/21	2,000,000	2,066,920

Conejos & Alamosa Counties School #11J Certificates of Participation 6.50% 4/1/11	820,000	823,870
Denver Convention Center Hotel Authority Revenue Series A 5.00% 12/1/35 (XLCA)	3,000,000	3,124,530
El Paso County Certificates of Participation (Detention Facilities Project) Series B
5.00% 12/1/27 (AMBAC)	1,500,000	1,556,895
Fremont County Certificates of Participation Refunding & Improvement Series A
5.25% 12/15/24 (MBIA)	3,045,000	3,212,749
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,500,000	1,576,350
		12,361,314
Local General Obligation Bonds – 16.44%
Adams County School District #14 5.125% 12/1/31 (FSA)	1,500,000	1,597,845
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A
5.125% 12/1/32 (MBIA)	4,500,000	4,704,795
Bowles Metropolitan District 5.00% 12/1/33 (FSA)	2,500,000	2,588,850
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)	4,000,000	4,094,640
Douglas County School District #1 Building (Douglas & Elbert Counties) Series B
5.125% 12/15/25 (FSA)	2,000,000	2,100,620
Eagle Bend Metropolitan District #2 5.00% 12/1/35 (RADIAN)	3,000,000	3,080,460
El Paso County School District #2 (Harrison) 5.00% 12/1/27 (MBIA)	2,115,000	2,195,222
Garfield County School District #2 5.00% 12/1/25 (FSA)	3,280,000	3,457,192
La Plata County School District #9-R (Durango) 5.125% 11/1/24 (MBIA)	1,000,000	1,053,250
Lincoln Park Metropolitan District 7.75% 12/1/26	2,500,000	2,715,350
Loveland Special Improvements District #1 7.50% 7/1/29	5,540,000	5,545,706
Meridian Metropolitan District Series A 5.00% 12/1/31 (RADIAN)	7,000,000	7,122,640
North Range Metropolitan District #1 4.50% 12/15/31 (ACA)	1,500,000	1,450,200
Saddle Rock Colorado Metropolitan District 5.35% 12/1/31 (RADIAN)	1,580,000	1,639,045
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)	500,000	517,515
Vista Ridge Metropolitan District Refunding & Improvement (Limited Tax) Series A
5.125% 12/1/40 (RADIAN)	1,000,000	1,036,770
		44,900,100
§Pre-Refunded Bonds – 23.75%
Aurora Certificates of Participation 5.50% 12/1/30-10 (AMBAC)	8,000,000	8,421,679
Boulder County Hospital Revenue (Development Longmont United Hospital Project)
5.60% 12/1/27-07 (RADIAN)	1,250,000	1,271,700
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,341,300
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)	1,250,000	1,324,738
Colorado Educational & Cultural Facilities Authority Revenue
(Core Knowledge Charter School Project) 7.00% 11/1/29-09	1,000,000	1,072,580
(Littleton Academy Charter School Project) 6.125% 1/15/31-12	2,000,000	2,183,360
(Pinnacle Charter School Project) 6.00% 12/1/21-11	1,750,000	1,898,453
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,229,120
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,105,780
Series A 5.00% 3/1/27-12 (MBIA)	5,000,000	5,235,000
Series B 5.25% 3/1/35-16 (FGIC)	1,750,000	1,912,085
Colorado Springs Revenue (Colorado College Project) 5.375% 6/1/32-09	2,570,000	2,673,520
Denver Health & Hospital Authority Healthcare Revenue Series A 5.375% 12/1/28-08 (ACA)	2,770,000	2,861,881
E-470 Public Highway Authority Series A 5.75% 9/1/35-10 (MBIA)	3,100,000	3,330,423
El Paso County Certificates of Participation (Judicial Building Project) Series A
5.00% 12/1/27-12 (AMBAC)	2,000,000	2,111,500
El Paso County School District #49 (Falcon) 5.50% 12/1/21-11 (FGIC)	3,580,000	3,821,185
Fremont County School District #1 (Canon City) 5.00% 12/1/24-13 (MBIA)	1,735,000	1,846,214
Garfield Pitkin & Eagle County School District #1 (Roaring Fork) Series A
5.00% 12/15/27-14 (FSA)	1,500,000	1,604,430
North Range Metropolitan District #1 7.25% 12/15/31-11	3,390,000	3,802,122
Pueblo County Certificates of Participation 6.50% 12/1/24-10	5,460,000	5,921,205
University of Colorado Hospital Authority Revenue Series A 5.60% 11/15/31-11	3,650,000	3,883,819
		64,852,094
Special Tax Revenue Bonds – 3.47%
Baptist Road Rural Transportation Authority Sales & Use Tax Revenue 5.00% 12/1/26	2,000,000	1,984,020
Gypsum Sales Tax & General Funding Revenue 5.25% 6/1/30	2,690,000	2,890,648
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/46	1,200,000	1,229,268
South Suburban Park & Recreation District (Golf Course & Ice Arena Facility) 6.00% 11/1/15	2,330,000	2,355,816
Westminster Golf Course 5.55% 12/1/23 (RADIAN)	1,000,000	1,028,440
		9,488,192
State General Obligation Bonds – 3.64%
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	2,000,000	2,117,640
Series B 5.00% 7/1/35	500,000	516,005

Puerto Rico Commonwealth Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,053,450
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/21	4,000,000	4,202,440
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	2,000,000	2,063,020
		9,952,555
Transportation Revenue Bonds – 8.41%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (FGIC)	2,000,000	2,103,820
Series B 5.00% 11/15/33 (XLCA)	4,000,000	4,132,400
Series E 5.25% 11/15/23 (MBIA)	5,000,000	5,079,600
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)	11,100,000	11,661,438
		22,977,258
Water & Sewer Revenue Bonds – 1.13%
Ute Utility Water Conservancy District Revenue 5.75% 6/15/20 (MBIA)	2,900,000	3,078,524
		3,078,524
Total Municipal Bonds (cost $254,743,102)		267,847,665

	Number of
	Shares
Short-Term Investments – 0.36%
Money Market Instruments – 0.36%
Dreyfus Cash Management Fund	968,445	968,445
Total Short-Term Investments (cost $968,445)		968,445

Total Value of Securities – 98.43%
(cost $255,711,547)		268,816,110
Receivables and Other Assets Net of Liabilities (See Notes) – 1.57%		4,300,521
Net Assets Applicable to 24,881,444 Shares Outstanding – 100.00%		$273,116,631

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2007.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Colorado Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$255,726,327
Aggregate unrealized appreciation	13,540,875
Aggregate unrealized depreciation	(451,092)
Net unrealized appreciation	$13,089,783

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $8,886,283 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,054,025 expires in 2009; $4,571,043 expires in 2012; $57,695 expires in 2013; and $2,203,520 expires in 2014.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by Colorado’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

 Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: